Common Stock and Warrants (Details - Fair value assumptions - Investor warrants) - Warrant Liability [Member]	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Risk free interest rate	228.00%	0.53%	0.97%
Expected term (years)	2 years 2 months 12 days	2 years 8 months 12 days	2 years 4 months 24 days
Expected volatility	181.00%	189.00%	191.00%